Loans and Allowance for Loan Losses - Schedule of Recorded Investments in Purchased Credit Impaired Loans (Detail) - Purchase Credit Impaired Loans [Member] - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Acquired During Period [Line Items]
Contractually required principal payments	$ 6,759	$ 7,550	$ 7,278	$ 9,063
Discount	(1,583)	(1,794)	(2,167)	(2,536)
Recorded investment	$ 5,176	$ 5,756	$ 5,111	$ 6,527